RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE M – RETIREMENT PLANS

In connection with its collective bargaining agreements with various unions, the Company does not participate with other companies in the unions’ multi-employer pension plans. In 2002, the Company adopted two defined contribution profit-sharing plans covering substantially all of its full-time employees. The plans contain deferred-salary arrangements under Internal Revenue Code Section 401(k). One plan is for all employees not covered under collective bargaining agreements. Employer contributions may be made at the discretion of the board of directors. Under the second plan, which is for all employees covered by collective bargaining agreements, there is no provision for employer contributions. A particular subsidiary adopted a defined contribution profit-sharing plan covering substantially all of its full-time employees. The plan contains deferred-salary arrangements under Internal Revenue Code Section 401(k). Employer contributions may be made at the discretion of the board of directors. During the years ended December 31, 2012 and 2011, the Company contributed $26 and $0, respectively.